Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and welfare		$ 1,396	$ 1,546
Other tax payable		41	43
Accrued staff disbursement		1,043	994
Deposit payable		23	24
Other current liabilities	[1]	7,639	7,634
Other accrued expenses		290	312
Accrued expenses and other current liabilities		$ 10,432	$ 10,553

[1]	The other current liabilities mainly consist of the amounts due to AM Advertising and its subsidiaries mainly represent the borrowings from AM Advertising and its subsidiaries for daily operations.